Note 6 - Commitments and Contingencies (Details Textual)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Apr. 29, 2023 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 19,700,000
Other Cost and Expense, Operating	500,000	$ 0
Payment Guarantee [Member]
Guarantor Obligations, Number of Corporate Guarantees					2
Other Cost and Expense, Operating	$ 500,000
Corporate Payment Guarantee One [Member]
Guarantor Obligations, Current Carrying Value					$ 2,000,000
Corporate Payment Guarantee Two [Member]
Guarantor Obligations, Current Carrying Value					$ 2,000,000
Forecast [Member]
Revenue, Remaining Performance Obligation, Amount			$ 3,600,000	$ 16,100,000